RELATED PARTIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTIES

Note 6 -	RELATED PARTIES
Under ERISA, a party-in-interest is a person or entity with a defined relationship to the Plan, including the Company as Plan Sponsor. The Plan enters into transactions involving the purchase or sale of UVE Common Stock held in the Common Stock Fund and self-directed brokerage accounts. Because State Street is the custodian of the Common Stock Fund and Charles Schwab is the custodian of the self-directed brokerage accounts, these transactions are reported as party-in-interest transactions. They are exempt from ERISA’s prohibited transaction provisions. At December 31, 2025 and 2024, the Plan held UVE Common Stock in the Common Stock Fund and self-directed brokerage accounts with a combined estimated fair value of $3,333,438 and $2,086,106, respectively.

UVE Common Stock Activity in the Common Stock Fund

	2025	2024
Shares owned	90,744	86,910
Shares purchased	34,351	8,561
Shares sold	30,517	4,448

The Plan received $66,597 and $65,353 in dividend income on the UVE Common Stock during the years ended December 31, 2025 and 2024, respectively.
The Company paid certain Plan’s administrative expenses during the year ended December 31, 2025, which is not reflected in the Plan’s financial statements. All the transactions discussed in this paragraph qualify as party-in-interest transactions.